Income tax (Reconciliation of statutory income tax to effective income tax) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Tax provision at U.S. federal statutory rate					21.00%	21.00%
Increase (decrease) in taxes resulting from:
Income tax expense	$ 4,000	$ 2,000	$ 9,000	$ 4,000	$ 21,000	$ 8,000
ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Income taxes at statutory rate					(15,546,924)	(33,392,239)
Increase (decrease) in taxes resulting from:
Non-deductible business expenses					1,188,512	651,693
Tax effects attributable to foreign operations					2,344	150
Change in estimates					(232,497)	1,332,196
Share issue costs and other					(20,442)	56,869
Change in valuation allowance					14,610,007	31,374,885
Income tax expense					$ 1,000	$ 23,554